UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04451

Legg Mason Capital Management Special Investment Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT

SPECIAL INVESTMENT TRUST, INC.

FORM N-Q

JULY 31, 2011

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 12.4%
Diversified Consumer Services - 2.0%
Career Education Corp.	900,000	$20,421,000	*

Hotels, Restaurants & Leisure - 1.6%
Bwin.Party Digital Entertainment PLC	5,000,000	11,029,116	*(a)
Dunkin’ Brands Group Inc.	3,775	109,211	*
PF Chang’s China Bistro Inc.	150,000	4,939,500

Total Hotels, Restaurants & Leisure		16,077,827

Household Durables - 4.2%
Lennar Corp., Class A Shares	1,300,000	22,997,000
Stanley Black & Decker Inc.	300,000	19,731,000

Total Household Durables		42,728,000

Internet & Catalog Retail - 2.0%
Expedia Inc.	650,000	20,598,500

Specialty Retail - 1.1%
Aeropostale Inc.	700,000	11,795,000	*

Textiles, Apparel & Luxury Goods - 1.5%
Pandora A/S	550,000	15,601,960	(a)

TOTAL CONSUMER DISCRETIONARY		127,222,287

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.3%
Safeway Inc.	1,150,000	23,195,500

Household Products - 2.5%
Energizer Holdings Inc.	325,000	26,208,000	*

TOTAL CONSUMER STAPLES		49,403,500

ENERGY - 7.0%
Energy Equipment & Services - 0.3%
C&J Energy Services Inc.	93,623	2,855,502

Oil, Gas & Consumable Fuels - 6.7%
CONSOL Energy Inc.	450,000	24,120,000
EXCO Resources Inc.	500,000	7,955,000
QEP Resources Inc.	500,000	21,915,000
Whiting Petroleum Corp.	250,000	14,650,000	*

Total Oil, Gas & Consumable Fuels		68,640,000

TOTAL ENERGY		71,495,502

FINANCIALS - 24.8%
Capital Markets - 3.5%
Fortress Investment Group LLC, Class A Shares	4,200,000	18,858,000	*
Penson Worldwide Inc.	391,708	1,198,626	*
Solar Capital Ltd.	700,000	16,128,000

Total Capital Markets		36,184,626

Commercial Banks - 6.8%
Comerica Inc.	500,000	16,015,000
Fifth Third Bancorp	1,600,000	20,240,000
First Interstate BancSystem Inc., Class A Shares	950,000	12,711,000	(b)
First Southern Bancorp Inc., Class B Shares, Series C Cnv Pfd	263,250	5,462,438	*(a)(c)
Synovus Financial Corp.	8,000,000	14,640,000

Total Commercial Banks		69,068,438

Diversified Financial Services - 3.9%
KKR Financial Holdings LLC	4,200,000	39,858,000

Insurance - 8.5%
Assured Guaranty Ltd.	2,495,599	35,312,726
Genworth Financial Inc., Class A Shares	2,400,000	19,968,000	*
Hartford Financial Services Group Inc.	600,000	14,052,000
Syncora Holdings Ltd.	4,202,041	1,680,816	*(b)
XL Group PLC	800,000	16,416,000

Total Insurance		87,429,542

Real Estate Investment Trusts (REITs) - 1.5%
Pennymac Mortgage Investment Trust	950,000	15,209,500

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.6%
Radian Group Inc.	2,000,000	$6,340,000

TOTAL FINANCIALS		254,090,106

HEALTH CARE - 13.0%
Biotechnology - 2.1%
Alkermes Inc.	275,000	4,741,000	*
Human Genome Sciences Inc.	800,000	16,808,000	*

Total Biotechnology		21,549,000

Health Care Equipment & Supplies - 2.8%
Gen-Probe Inc.	300,000	18,165,000	*
Stryker Corp.	200,000	10,868,000

Total Health Care Equipment & Supplies		29,033,000

Health Care Providers & Services - 2.3%
WellPoint Inc.	350,000	23,642,500

Health Care Technology - 1.2%
MedAssets Inc.	950,000	12,036,500	*

Pharmaceuticals - 4.6%
BG Medicine Inc.	1,750,920	12,525,204	(a)(b)(c)(d)
Forest Laboratories Inc.	450,000	16,677,000	*
Medicis Pharmaceutical Corp., Class A Shares	300,000	11,154,000
Nektar Therapeutics	1,000,000	6,440,000	*

Total Pharmaceuticals		46,796,204

TOTAL HEALTH CARE		133,057,204

INDUSTRIALS - 11.9%
Airlines - 3.1%
United Continental Holdings Inc.	1,750,000	31,710,000	*

Building Products - 3.3%
Masco Corp.	1,650,000	17,407,500
Owens Corning Inc.	450,000	16,011,000	*

Total Building Products		33,418,500

Construction & Engineering - 1.3%
Aecom Technology Corp.	525,000	12,988,500	*

Electrical Equipment - 1.1%
Babcock & Wilcox Co.	450,000	11,241,000	*

Machinery - 1.7%
Navistar International Corp.	350,000	17,958,500	*

Trading Companies & Distributors - 1.4%
Aircastle Ltd.	1,300,000	14,885,000

TOTAL INDUSTRIALS		122,201,500

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.4%
F5 Networks Inc.	150,000	14,022,000	*

Internet Software & Services - 5.0%
Active Network Inc.	350,000	6,352,500	*
eBay Inc.	850,000	27,837,500	*
Rackspace Hosting Inc.	425,000	17,000,000	*

Total Internet Software & Services		51,190,000

Semiconductors & Semiconductor Equipment - 9.2%
Integrated Device Technology Inc.	4,500,000	30,780,000	*
Marvell Technology Group Ltd.	1,400,000	20,748,000	*
Micron Technology Inc.	1,800,000	13,266,000	*
PMC-Sierra Inc.	1,872,683	13,090,054	*
Spansion Inc.	900,000	16,362,000	*

Total Semiconductors & Semiconductor Equipment		94,246,054

Software - 4.8%
Adobe Systems Inc.	600,000	16,632,000	*
MICROS Systems Inc.	325,000	15,915,250	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY			SHARES	VALUE
Software - continued
Red Hat Inc.			400,000	$16,832,000	*

Total Software				49,379,250

TOTAL INFORMATION TECHNOLOGY				208,837,304

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
NII Holdings Inc.			400,000	16,940,000	*

UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 2.2%
Calpine Corp.			1,400,000	22,750,000	*

TOTAL COMMON STOCKS (Cost - $856,090,960)				1,005,997,403

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
First Southern Bancorp Inc.			450	442,530	(a)(c)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Super Dimension Ltd., Series D-1			256,650	2,540,835	(a)(b)(c)(d)
Super Dimension Ltd., Series D-2			209,986	2,078,862	(a)(b)(c)(d)
Super Dimension Ltd., Series E-1			10,375	222,336	(a)(b)(c)(d)
Super Dimension Ltd., Series E-2			8,489	181,919	(a)(b)(c)(d)

TOTAL HEALTH CARE				5,023,952

TOTAL PREFERRED STOCKS (Cost - $10,854,265)				5,466,482

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
BG Medicine Inc.			51,922	371,422	*(a)(b)(c)(d)
Super Dimension Ltd., Series E-1		6/29/20	2,594	0	*(a)(b)(c)(d)(e)
Super Dimension Ltd., Series E-2		6/29/20	2,122	0	*(a)(b)(c)(d)(e)

TOTAL WARRANTS (Cost - $0)				371,422

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS (Cost - $866,945,225)				1,011,835,307

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Bank of America repurchase agreement dated 7/29/11; Proceeds at maturity - $10,215,519; (Fully collateralized by U.S. government agency obligations, 1.000% due 9/23/13; Market value - $10,436,644)	0.100%	8/1/11	$10,215,434	10,215,434
Goldman Sachs & Co. repurchase agreement dated 7/29/11; Proceeds at maturity - $10,215,563; (Fully collateralized by U.S. government agency obligations, 1.000% due 4/25/13; Market value - $10,439,636)	0.150%	8/1/11	10,215,435	10,215,435

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,430,869)				20,430,869

TOTAL INVESTMENTS - 100.7% (Cost - $887,376,094#)				1,032,266,176
Liabilities in Excess of Other Assets - (0.7)%				(6,732,176)

TOTAL NET ASSETS - 100.0%				$1,025,534,000

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(b)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2011, the total market value of Affiliated Companies was $32,312,394 and the cost was $50,700,870.

(c)	Illiquid security.

(d)	Restricted Security.

(e)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$100,591,211	$26,631,076	—		$127,222,287
Financials	248,627,668	—	$5,462,438		254,090,106
Health care	120,532,000	12,525,204	—		133,057,204
Other common stocks	491,627,806	—	—		491,627,806
Preferred stocks	—	—	5,466,482		5,466,482
Warrants	—	371,422	0	*	371,422

Total long-term investments	$961,378,685	$39,527,702	$10,928,920		$1,011,835,307

Short-term investments†	—	20,430,869	—		20,430,869

Notes to Schedule of Investments (unaudited) (continued)

Total investments	$961,378,685	$59,958,571	$10,928,920	$1,032,266,176

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	CONVERTIBLE BONDS & NOTES	WARRANTS		TOTAL
Balance as of October 31, 2010	$5,554,575	$13,356,609	$500,000	$0	*	$19,411,184
Accrued premiums/discounts	—	—	—	—		—
Realized gain (loss)	—	—	—	—		—
Change in unrealized appreciation (depreciation)(1)	(92,137)	1,705,621	—	371,422		1,984,906
Net purchases (sales)	—	404,255	250,000	0	*	654,255
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	(10,000,003)	(750,000)	(371,422)		(11,121,425)

Balance as of July 31, 2011	$5,462,438	$5,466,482	—	$0	*	$10,928,920

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2011(1)	$(92,137)	$(217,457)	—	—		$(309,594)

*	Value is less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

For the period ended July 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also

Notes to Schedule of Investments (unaudited) (continued)

subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$230,344,878
Gross unrealized depreciation	(85,454,796)

Net unrealized appreciation	$144,890,082

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

Security	Number of Units/Shares/ Interest	Acquisition Date(s)		Cost	Fair Value at 7/31/11	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine Inc. Common Stock	1,750,920	2/11		$15,795,030	$12,525,204	$7.15	1.22%	—	—
BG Medicine Inc., Warrants	51,922	—	A	0	371,422	7.15	0.04	—	—
Super Dimension Ltd., Series D-1	256,650	10/08		5,500,010	2,540,835	9.90	0.25	—	—
Super Dimension Ltd., Series D-2	209,986	10/08		4,500,000	2,078,862	9.90	0.20	—	—
Super Dimension Ltd., Series E-1	10,375	5/11		222,336	222,336	21.43	0.02	—	—
Super Dimension Ltd., Series E-2	8,489	5/11		181,919	181,919	21.43	0.02	—	—
Super Dimension Ltd., Series E-1 Warrants	2,594	5/11		0	0	—	0.00	—	—
Super Dimension Ltd., Series E-2 Warrants	2,122	5/11		0	0	—	0.00	—	—

				$26,199,295	$17,920,578		1.75%	—	—

A	Acquisition dates were 3/10, 9/10 and 11/10

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2011:

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at 10/31/10					Dividend Income	Affiliate Value at 7/31/11	Realized Gain/(Loss)
		Purchased		Sold
		Cost	Shares/Par	Cost	Shares/Par
BG Medicine Inc., Series D1	8,076,926	—	—	10,000,003	1,538,462	—	—	—
BG Medicine Inc., Convertible Demand Note[1]	500,000	250,000	250,000	750,000	750,000	—	—	—
BG Medicine Inc., Common Stock[1]	—	15,795,030	1,750,920	—	—	45,032	12,525,204	—
BG Medicine Inc., Warrants	—	—	80,768	—	86,538	—	371,422	—
First Interstate BancSystem Inc., Class A Shares	12,312,000	—	—	—	—	320,625	12,711,000	—
Super Dimension Ltd., Series D-1	2,656,328	—	—	—	—	—	2,540,835	—
Super Dimension Ltd., Series D-2	2,173,355	—	—	—	—	—	2,078,862	—
Super Dimension Ltd., Series E-1	—	222,336	10,375	—	—	—	222,336	—
Super Dimension Ltd., Series E-2	—	181,919	8,489	—	—	—	181,919	—
Super Dimension Ltd., Series E-1 Warrants	—	0	2,594	—	—	—	—	—
Super Dimension Ltd., Series E-2 Warrants	—	0	2,122	—	—	—	—	—
Syncora Holdings Ltd.	710,145	—	—	—	—	—	1,680,816	—

	$26,428,754	$16,449,285		$10,750,003		$365,657	$32,312,394	$—

[1]	BG Medicine completed its Initial Public Offering (“IPO”) on February 4, 2011. Concurrent with the IPO the preferred shares and convertible demand note converted to common stock.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Special Investment Trust, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011